CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Treasury Stocks	Additional Paid-in Capital	Subscription Receivable	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-Controlling Interests
Balances at Dec. 31, 2016	$ (19,875,597)	$ 60	$ 752				$ (1,542,441)	$ (18,804,327)	$ 470,359
Balance, shares at Dec. 31, 2016		6,012,000	75,150,400
Accretion to redemption value of convertible redeemable preferred shares	(3,972,281)							(3,972,281)
Acquisition of non-controlling interests	(48,704)							(23,993)	(24,711)
Sale of equity interests in a subsidiary to non-controlling interests	16,235							78,404	(62,169)
Foreign currency translation adjustment, net of nil tax	798,988						792,145		6,843
Net income	2,723,638							2,825,457	(101,819)
Balances at Dec. 31, 2017	(20,357,721)	$ 60	$ 752				(750,296)	(19,896,740)	288,503
Balance, shares at Dec. 31, 2017		6,012,000	75,150,400
Issuance of treasury stock (Note 18)				2,846,600
Share-based compensation expense (Note 21)	356,549				$ 356,549
Capital contribution from non-controlling interests shareholders	104,159								104,159
Accretion to redemption value of convertible redeemable preferred shares	(3,038,407)				(356,549)			(2,681,858)
Accretion to redemption value of redeemable non-controlling interests and income attribution (Note 17)	(226,197)							(129,896)	(96,301)
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares(Note 16)	19,495,152	$ 95			19,495,057
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares(Note 16), shares		9,519,000
exchanged to Class A Ordinary Shares	(9,261,300)					$ (9,261,300)
(Note 16)	(24,763,245)				(19,495,057)			(5,268,188)
Foreign currency translation adjustment, net of nil tax	(681,407)						(670,073)		(11,334)
Net income	6,149,867							6,123,990	25,877
Balances at Dec. 31, 2018	(32,222,550)	$ 155	$ 752			(9,261,300)	(1,420,369)	(21,852,692)	310,904
Balance, shares at Dec. 31, 2018		15,531,000	75,150,400	2,846,600
Cancellation of treasury stock (Note 18)				(2,846,600)
Share-based compensation expense (Note 21)	1,575,029				1,575,029
Capital contribution from non-controlling interests shareholders	29,196								29,196
Accretion to redemption value of convertible redeemable preferred shares	(1,022,461)				(1,022,461)
Accretion to redemption value of redeemable non-controlling interests and income attribution (Note 17)	(284,689)				(311,757)				27,068
Acquisition of redeemable non-controlling interests (Note 17)	1,296,171				1,296,171
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares(Note 16)	69,565,189	$ 293			69,564,896
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares(Note 16), shares		29,336,099
exchanged to Class A Ordinary Shares	9,261,300					$ 9,261,300
Acquisition of non-controlling interests	(170,324)				(180,784)				10,460
Sale of equity interests in a subsidiary to non-controlling interests	595,482				2,757				592,725
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment option, net of cost of issuance (Note 18)	35,020,614	$ 187			35,020,427
Issuance of ordinary shares upon Initial Public Offering ("IPO") and over-allotment option, net of cost of issuance (Note 18), shares		18,700,000
Foreign currency translation adjustment, net of nil tax	(887,407)						(844,266)		(43,141)
Net income	1,934,898							2,296,555	(361,657)
Balances at Dec. 31, 2019	$ 84,690,448	$ 635	$ 752		$ 105,944,278		$ (2,264,635)	$ (19,556,137)	$ 565,555
Balance, shares at Dec. 31, 2019		63,567,099	75,150,400